STRATTON REAL ESTATE FUND, INC.
STRATTON REAL ESTATE FUND SUMMARY SECTION
Investment Objective
The fund seeks total return through investment in real estate securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	STRATTON REAL ESTATE FUND, INC.
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	STRATTON REAL ESTATE FUND, INC.
Management Fees	0.625%
Distribution (12b-1) Fees	none
Other Expenses	0.335%
Total Fund Operating Expenses	0.96%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STRATTON REAL ESTATE FUND, INC.	98	306	531	1,178

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14.20% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets in securities of real estate and real estate related companies, or in companies which own significant real estate assets at the time of purchase ("real estate companies") including Real Estate Investment Trusts ("REITs"). A real estate company derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The fund will invest more than 25% of its assets in REITs, including mortgage REITs. The fund may invest in equity securities including, without limitation, preferred stocks, convertible securities, limited liability companies and similar enterprises, warrants and stock purchase rights of issuers of any size and non-convertible debt securities with any maturities. The fund's dollar-weighted average maturity, under normal circumstances, will range between 0 and 10 years. The fund may also invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depository receipts for such securities. In pursuing total return, the fund will emphasize both capital appreciation and current income.
Principal Investment Risks
There are risks involved with any investment, but the risks associated with an investment in this fund include:
  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Investment category risk, or the risk that the fund's concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund.
  Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management. The fund will indirectly bear its proportionate share of any expenses, including management fees, paid by an externally managed REIT in which it invests.
  Small cap stock risk, or the risk that the fund's investment in small cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.
  Foreign securities risk, or the risk that the fund's investment may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of markets.
  Debt securities risk, or the risk that the value of the debt security will fall if interest rates rise or as a result of other factors including the performance of the issuer, the market perception of the issuer or general economic conditions. Debt securities having longer maturities involve greater risk of fluctuations in value.
  Manager risk, or the risk that the portfolio manager's strategy may fail to produce the intended results.
An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Investment Results
The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 472-4266.
Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were: Highest: 32.87% September 30, 2009 Lowest: (34.20%) December 31, 2008
Average Annual Total Returns for Periods Ending December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
STRATTON REAL ESTATE FUND, INC.	30.69%	15.43%	8.01%
STRATTON REAL ESTATE FUND, INC. Return After Taxes on Distributions	28.17%	14.22%	6.23%
STRATTON REAL ESTATE FUND, INC. Return After Taxes on Distributions and Sale of Fund Shares	18.57%	12.17%	6.05%
STRATTON REAL ESTATE FUND, INC. FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	28.03%	16.91%	8.32%
STRATTON REAL ESTATE FUND, INC. S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-exempt or tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The FTSE NAREIT All Equity REITs Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 50% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of December 31, 2014, the FTSE NAREIT All Equity REITs Index was comprised of 177 REITs. It is not possible to invest directly in an index.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole. It is not possible to invest directly in an index.